Accumulated Other Comprehensive Income (Loss) (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Before Tax Income (Loss) [Abstract]
Total OCI, Before Tax Amount					$ 1,625	$ 176	$ 296
Tax Expense [Abstract]
Total OCI, Tax Impact Increase (Decrease)					(1,280)	(398)	(14)
Net of Tax Income (Loss) [Abstract]
Component of OCI, Net of Tax Amount			$ (456)	$ (309)	1,731	(255)	77
Reclassification Adjustments, Net of Tax Amount			(1,548)	13	(1,393)	26	128
Other comprehensive loss	$ (1,305)	$ (729)	(1,999)	(292)	345	(222)	282
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period			(405)	(743)	(743)	(498)	(703)
Current-period other comprehensive income (loss), net of taxes			(456)	(309)	1,731	(255)	77
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests			(1,548)	13	(1,393)	26	128
Transfers to multi-employer plans						(16)
Balance at end of period	(2,409)	(1,039)	(2,409)	(1,039)	(405)	(743)	(498)
Foreign Currency Translation Adjustments
Before Tax Income (Loss) [Abstract]
Component of OCI, Before Tax Amount					(1,669)	143	93
Tax Expense [Abstract]
Component of OCI, Tax Impact Increase (Decrease)					0	(398)	(16)
Net of Tax Income (Loss) [Abstract]
Component of OCI, Net of Tax Amount	(535)	(737)	(456)	(309)	(1,669)	(255)	77
Reclassification Adjustments, Net of Tax Amount			0	0	0	0	0
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period			(2,277)	(608)	(608)	(353)	(430)
Current-period other comprehensive income (loss), net of taxes	(535)	(737)	(456)	(309)	(1,669)	(255)	77
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests			0	0	0	0	0
Transfers to multi-employer plans						0
Balance at end of period	(2,733)	(917)	(2,733)	(917)	(2,277)	(608)	(353)
Pension and Other Postretirement Benefit Plans
Net of Tax Income (Loss) [Abstract]
Component of OCI, Net of Tax Amount			0	0	3,400	0	0
Reclassification Adjustments, Net of Tax Amount			(1,548)	13	(1,393)	26	128
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period			1,872	(135)	(135)	(145)	(273)
Current-period other comprehensive income (loss), net of taxes			0	0	3,400	0	0
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests			(1,548)	13	(1,393)	26	128
Transfers to multi-employer plans						(16)
Balance at end of period	324	(122)	324	(122)	1,872	(135)	(145)
Prior Service Cost (Credit)
Before Tax Income (Loss) [Abstract]
Component of OCI, Before Tax Amount					5,561
Reclassification Adjustments, Before Tax Amount					(2,267)	33	27
Tax Expense [Abstract]
Component of OCI, Tax Impact Increase (Decrease)					(2,161)
Reclassification Adjustments, Tax Impact Increase (Decrease)					881	0	1
Net of Tax Income (Loss) [Abstract]
Component of OCI, Net of Tax Amount					3,400
Reclassification Adjustments, Net of Tax Amount	(770)	8	(1,543)	17	(1,386)	33	28
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Current-period other comprehensive income (loss), net of taxes					3,400
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests	$ (770)	$ 8	$ (1,543)	$ 17	$ (1,386)	$ 33	28
Transition Asset
Before Tax Income (Loss) [Abstract]
Reclassification Adjustments, Before Tax Amount							176
Tax Expense [Abstract]
Reclassification Adjustments, Tax Impact Increase (Decrease)							1
Net of Tax Income (Loss) [Abstract]
Reclassification Adjustments, Net of Tax Amount							177
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Amounts reclassified from accumulated other comprehensive income (loss), net of taxes and noncontrolling interests							$ 177